BASIS OF CONSOLIDATION AND INVESTMENTS (Tables)	12 Months Ended
Dec. 31, 2024
Basis Of Consolidation And Investments
Schedule of consolidated entities information

	Equity interests (%)
Companies	12/31/2024	12/31/2023	Core business
Direct interest in subsidiaries: full consolidation
CSN Islands VII Corp.	100.00	100.00	Financial transactions
CSN Inova Ventures	100.00	100.00	Equity interests and financial transactions
CSN Islands XII Corp.	100.00	100.00	Financial transactions
CSN Steel S.L.U.	100.00	100.00	Equity interests and financial transactions
TdBB S.A (*)	100.00	100.00	Equity interests
Sepetiba Tecon S.A.	99.99	99.99	Port services
Minérios Nacional S.A.	99.99	99.99	Mining and Equity interests
Companhia Florestal do Brasil	99.99	99.99	Reforestation
Estanho de Rondônia S.A.	99.99	99.99	Tin Mining
Companhia Metalúrgica Prada	99.89	99.89	Manufacture of containers and distribution of steel products
CSN Mineração S.A. (7)	69.01	79.75	Mining
CSN Energia S.A.	99.99	99.99	Sale of electric power
FTL - Ferrovia Transnordestina Logística S.A.	92.71	92.71	Railroad logistics
Nordeste Logística S.A.	99.99	99.99	Port services
CSN Inova Ltd.	100.00	100.00	Advisory and implementation of new development projec
CBSI - Companhia Brasileira de Serviços de Infraestrutura	99.99	99.99	Services render
CSN Cimentos Brasil S.A.	99.99	99.99	Manufacturing and sale of cement
Berkeley Participações e Empreendimentos S.A.	100.00	100.00	Electric power generation and equity interests
CSN Inova Soluções S.A.	99.99	99.90	Equity interests
CSN Participações I	99.90	99.90	Equity interests
Circula Mais Serviços de Intermediação Comercial S.A.	0.10	0.10	Commercial intermediation for the purchase and sale of assets and materials in general
CSN Participações III	99.90	99.90	Equity interests
CSN Participações IV	99.90	99.90	Equity interests
CSN Participações V	99.90	99.90	Equity interests
CSN Incorporação e Participações Ltda. (6)	99.99		Equity interests

Indirect interest in subsidiaries: full consolidation
Lusosider Projectos Siderúrgicos S.A.	100.00	100.00	Equity interests and product sales
Lusosider Aços Planos, S. A.	100.00	99.99	Steel and Equity interests
CSN Resources S.A.	100.00	100.00	Financial transactions and Equity interests
Companhia Brasileira de Latas	99.89	99.88	Sale of cans and packages in general and Equity interests
Companhia de Embalagens Metálicas MMSA	99.88	99.87	Production and sale of cans and related activities
Companhia de Embalagens Metálicas - MTM	99.88	99.87	Production and sale of cans and related activities
CSN Productos Siderúrgicos S.L.	100.00	100.00	Financial transactions, product sales and Equity interests
Stalhwerk Thüringen GmbH	100.00	100.00	Production and sale of long steel and related activities
CSN Steel Sections Polska Sp.Z.o.o	100.00	100.00	Financial transactions, product sales and Equity interests
CSN Mining Holding, S.L.U.	69.01	79.75	Financial transactions, product sales and Equity interests
CSN Mining GmbH	69.01	79.75	Financial transactions, product sales and Equity interests
CSN Mining Asia Limited	69.01	79.75	Commercial representation
Lusosider Ibérica S.A.	100.00	100.00	Steel, commercial and industrial activities and equity interests
CSN Mining Portugal, Unipessoal Lda. (4)		79.75	Commercial and representation of products
Companhia Siderúrgica Nacional, LLC	100.00	100.00	Import and distribution/resale of products
Elizabeth Cimentos S.A.	99.99	99.98	Manufacturing and sale of cement
Santa Ana Energética S.A.	99.99	99.98	Electric power generation
Topázio Energética S.A.	99.99	99.98	Electric power generation
Brasil Central Energia Ltda.	99.99	99.98	Electric power generation
Circula Mais Serviços de Intermediação Comercial S.A.	99.99	99.90	Commercial intermediation for the purchase and sale of assets and materials in general
Metalgráfica Iguaçu S.A	99.89	99.89	Metal packaging manufacturing
Companhia Energética Chapecó	69.01	79.75	Electric power generation
Companhia Estadual de Geração de Energia Elétrica - CEEE-G (3)	100.00	98.98	Electric power generation
Ventos de Vera Cruz S.A.	99.99	98.97	Electric power generation
Ventos de Curupira S.A	99.99	98.97	Electric power generation
Ventos de Povo Novo S.A.	99.99	98.97	Electric power generation
MAZET Maschinenbau und Zerspanungstechnik Unterwellwnborn GmbH	100.00	100.00	Production and sale of long steel and related activities
CSN Mining International GmbH (1)	69.01	79.75	Commercial and representation of products
CSN International Steel GmbH (4)	100.00	-	Commercial and representation of products

Direct interest in joint operations: proportionate consolidation
Itá Energética S.A.	48.75	48.75	Electric power generation

Direct interest in joint ventures: equity method
MRS Logística S.A.	18.75	18.64	Railroad transportation
Aceros Del Orinoco S.A. (*)	31.82	31.82	Dormant company
Transnordestina Logística S.A.	48.03	48.03	Railroad logistics
Equimac S.A	50.00	50.00	Rental of commercial and industrial machinery and equipment

Indirect interest in joint ventures: equity method
MRS Logística S.A.	12.93	14.86	Railroad transportation

Direct interest in associates: equity method
Arvedi Metalfer do Brasil S.A.	20.00	20.00	Metallurgy and Equity interests
Panatlântica S.A. (2)	29.92		Steel

Indirect interest in affiliates: equity method
Jaguari Energética S.A.	10.50	10.39	Electric power generation
Chapecoense Geração S.A. (3)	9.00	8.91	Electric power generation
Companhia Energética Rio das Antas - Ceran (3)	30.00	29.69	Electric power generation
Ventos do Sul Energia S.A. (3)		9.90	Electric power generation
Foz Chapecó Energia S.A. (3)	9.00	8.91	Electric power generation

Exclusive funds: full consolidation
Diplic II- Private credit balanced mutual fund	100.00	100.00	Investment fund
Caixa Vértice - Private credit balanced mutual fund	100.00	100.00	Investment fund
VR1 - Private credit balanced mutual fund	100.00	100.00	Investment fund

Consortiuns
Consórcio Itaúba	100.00	100.00	Electric power generation
Consórcio Passo Real	100.00	100.00	Electric power generation
Consórcio da Usina Hidrelétrica de Igarapava	17.92	17.92	Electric power generation
Consórcio Dona Francisca	15.00	15.00	Electric power generation

(*)	Dormant companies.
(1)	On December 2023, the company CSN Mining International GmbH, headquartered in Switzerland, began its iron ore trading operations.
(2)	On January 15, 2024, Panatlântica began to be evaluated through the equity method due to the acquisition of 18.61% of shares at a total price of R$ 150,000, resulting in the Company now holding 29.92% (11.31% as of December 31, 2023) of Panatlântica's capital. Prior to such acquisition, the Company assessed the investment through fair value through profit or loss.
(3)	On February 21, 2024, the Company came to hold 100% of the shares of subsidiary CEEE-G (98.98% as of December 31, 2023), and for this reason, there was a percentage increase in the indirect participation of companies Companhia Energética Rio das Antas – CERAN, Ventos do Sul Energia S.A., Chapecoense Geração S.A., and Foz Chapecó Energia S.A.
(4)	On March 7, 2024, the company CSN International Steel GmbH was established by the Company's direct Subsidiary, CSN Steel S.L.U..
(5)	On September 5, 2024, CSN Mining Portugal Unipessoal Ltda was liquidated and extincted.
(6)	On November 5, 2024, the Company, together with its subsidiary Companhia Florestal do Brasil, established CSN Incorporação e Participação Ltda., whose main purpose is real estate development.
(7)	On November 12, 2024, the Company sold part of its shares held in the subsidiary CSN Mineração to Itochu Corporation (589,304,801 shares), reducing its stake from 79.75% to 69.01%, see note 9.c.

Schedule of changes in investments in joint ventures, joint operations, associates and other investments

		Consolidated
Companies	Ref.	Final balance on 12/31/2023	Capital increase	Dividends	Equity Income	Comprehensive income	Others	Final balance on 12/31/2024

Investments under the equity method
Joint-venture, Joint-operation and Affiliate
MRS Logistica		2,381,607		(126,163)	529,211		14,513	2,799,168
Fair Value MRS		480,622						480,622
Fair Value MRS amortization		(93,971)			(11,748)			(105,719)
Transnordestina Logística S.A.		1,160,944			(23,599)			1,137,345
Fair Value -Transnordestina		659,106						659,106
Arvedi Metalfer do Brasil S.A.		35,488			(231)			35,257
Panatlântica S.A.			150,000	(46,075)	19,233	23,871	78,737	225,766
Equimac S.A		23,793		(1,342)	9,282			31,733
Indirect interest in affiliates - CEEE-G		165,891		(31,610)	44,049		(31,577)	146,753
Fair Value indirect participation CEEE-G		319,709						319,709
Fair Value amortization indirect participation CEEE-G		(23,896)			(18,627)			(42,523)
		5,109,293	150,000	(205,190)	547,570	23,871	61,673	5,687,217

Fair value investments through profit or loss (1)	14	78,737					(78,737)
Others (2)		49,149	5,494				4,151	58,794
		127,886	5,494				(74,586)	58,794

Total shareholdings		5,237,179	155,494	(205,190)	547,570	23,871	(12,913)	5,746,011

Classification of investments in the balance sheet
Equity interests		5,237,177						5,746,011
Investment Property		205,954						202,040
Total investments in the asset		5,443,131						5,948,051

(1)	The reconciliation of the balance refers to the change in the valuation method of the investee Panatlântica due to the aforementioned share acquisitions. As mentioned, the company, which was previously valued at fair value through profit or loss, is now being valued using the equity method.
(2)	Strategic investments in startups made by subsidiary CSN Inova Ventures in the following companies: Alinea Health Holdings Ltda. I.Systems Aut. Ind., 2D Materials, H2Pro Ltda, 1S1 Energy, Traive INC., OICO Holdings and Global Dot.com.

Schedule of equity in results

		Consolidated
	12/31/2024	12/31/2023

Equity in results of affiliated companies
MRS Logística S.A.	529,211	449,462
Transnordestina Logística S.A.	(23,599)	(23,568)
Arvedi Metalfer do Brasil S.A.	(231)	(1,332)
Equimac S.A	9,282	5,311
Indirect interest in affiliates - CEEE-G	44,049	50,757
Panatlântica S.A.	19,233
Fair Value Amortization	(30,375)	(49,068)
	547,570	431,562
Reclassification IAS 28 (1)	(99,279)	(80,313)
Others	(243)	(118)
Equity in results	448,048	351,131

(1)	The operating margin of intercompany operations with group companies classified as joint ventures, which are not consolidated, are reclassified in the Income Statement of the Investment group to the groups of costs and income tax and social contribution.

Schedule of net equity

(R$'000)	Net equity as of June 30, 2023
Cash and cash equivalents	111,937
Trade receivables	95,506
Inventories	245,701
Other assets	229,560
Corporate investments	1,198,743
Property, plant and equipment	3,573,944
Intangíible assets	889,979
Investment properties	631
Total Assets	6,346,001
Trade payables	375,049
Borrowings and financing	2,678,625
Salaries and social charges	15,432
Taxes payable	42,383
Lease liabilities	15,392
Tax, social security, labor and civil	11,489
Provisions for environmental liabilities and asset decommissioning	83,076
Other payables	741,279
Total Liabilities	3,962,725

Net assets	2,383,276

Schedule of share repurchase programs of subsidiary CSN Mineracao

Program	Board’s Authorization	Authorized amount	Program period	Average buyback price	Minimum and maximum buyback price	Number bought back	Share cancelation	Balance in treasury shares
3º	05/18/2022	106,000,000	From 5/19/2022 to 5/18/2023
4 º	06/28/2024	100,000,000	From 6/28/2024 to 12/19/2025	R$ 6.0497	R$ 5.2798 and R$ 7.1162	53,294,300		53,294,300
4 º							(3)	(3)
						53,294,300	(3)	53,294,297

Schedule of secondary distribution of shares

11/30/2024
Number of shares sold	589,304,801
Share price	R$ 7.50
(+) Cash received (a)	4,419,786
Number of shares sold	589,304,801
Equity cost of the share	R$ 1.72
(-) Write-off of investment (b)	1,013,604
(=) Gain in operation (a) - (b)	3,406,182

Schedule of shareholding composition

SHAREHOLDER	SHARES	% SHAREHOLDING
COMPANHIA SIDÚRGICA NACIONAL	3,785,474,692	69.01%
ITOCHU CORPORATION	589,304,801	10.74%
Japão Brasil Minério de Ferro Participações LTDA	507,762,966	9.26%
POSCO Holding Inc.	102,186,675	1,86%
CHINA STEEL CORPORATION	22,366,860	0.41%
TREASURY SHARES	53,294,297	0.97%
OTHERS	424,948,544	7.75%
Total SHARES	5,485,338,835	100.00%

Schedule of joint ventures and joint operations financial information

	12/31/2024				12/31/2023
	Joint-Venture			Joint-Operation	Joint-Venture			Joint-Operation
Equity interest (%)	MRS Logística	Transnordestina Logística	Equimac S.A.	Itá Energética	MRS Logística	Transnordestina Logística	Equimac S.A.	Itá Energética
	37.49%	48.03%	50.00%	48.75%	37.27%	48.03%	50.00%	48.75%
Balance sheet
Current Assets
Cash and cash equivalents	4,147,393	277,966	22,028	82,129	3,388,052	786,007	13,953	93,712
Advances to suppliers	42,649	45,512	49	395	101,318	6,161	77	409
Other assets	1,182,598	83,348	25,070	27,251	1,390,540	67,758	16,747	30,517
Total current assets	5,372,640	406,826	47,147	109,775	4,879,910	859,926	30,777	124,638
Non-current Assets
Other assets	448,946	143,562	142	10,144	679,749	97,560	599	18,054
Investments, PP&E and intangible assets	14,791,500	13,193,728	75,782	263,998	12,774,225	12,062,189	48,570	296,818
Total non-current assets	15,240,446	13,337,290	75,924	274,142	13,453,974	12,159,749	49,169	314,872
Total Assets	20,613,086	13,744,116	123,071	383,917	18,333,884	13,019,675	79,946	439,510

Current Liabilities
Borrowings and financing	547,803	36,181	19,009		993,367	167,201	8,552
Lease liabilities	738,978		288		565,002		684
Other liabilities	2,103,399	128,528	16,642	15,664	2,111,251	80,851	8,310	21,222
Total current liabilities	3,390,180	164,709	35,939	15,664	3,669,620	248,052	17,546	21,222
Non-current Liabilities
Borrowings and financing	7,524,173	7,943,354	21,074		5,879,207	8,481,707	12,734
Lease liabilities	1,158,058		213		1,665,072		253
Other liabilities	1,074,757	3,268,493	2,379	4,457	729,736	1,873,232	1,827	22,140
Total non-current liabilities	9,756,988	11,211,847	23,666	4,457	8,274,015	10,354,939	14,814	22,140
Shareholders’ equity	7,465,918	2,367,560	63,466	363,796	6,390,249	2,416,684	47,586	396,148
Total liabilities and shareholders’ equity	20,613,086	13,744,116	123,071	383,917	18,333,884	13,019,675	79,946	439,510

	01/01/2024 to 12/31/2024				01/01/2023 to 12/31/2023
	Joint-Venture			Joint-Operation		Joint-Venture		Joint-Operation
Equity interest (%)	MRS Logística	Transnordestina Logística	Equimac S.A.	Itá Energética	MRS Logística	Transnordestina Logística	Equimac S.A.	Itá Energética
	37.49%	48.03%	50.00%	48.75%	37.27%	48.03%	50.00%	48.75%
Statements of Income
Net revenue	7,028,472		84,049	187,622	6,445,618		52,453	191,430
Cost of sales and services	(3,909,609)		(45,317)	(121,034)	(3,444,706)		(29,333)	(99,756)
Gross profit	3,118,863		38,732	66,588	3,000,912		23,120	91,674
Operating (expenses) income	89,237	(34,704)	(7,433)	(66,437)	(485,694)	(38,315)	(4,640)	(83,139)
Financial income (expenses), net	(1,160,359)	(14,421)	(3,308)	14,076	(722,407)	(10,745)	(2,763)	5,849
Profit/(Loss) before IR/CSLL	2,047,741	(49,125)	27,991	14,227	1,792,811	(49,060)	15,717	14,384
Current and deferred IR/CSLL	(632,231)		(8,398)	(7,909)	(586,831)		(3,388)	(4,673)
Profit / (loss) for the year	1,415,510	(49,125)	19,593	6,318	1,205,980	(49,060)	12,329	9,711

Schedule of investment properties

				Consolidated
	Ref.	Land	Buildings	Total
Balance at December 31, 2023		156,811	49,143	205,954
Cost		156,811	82,737	239,548
Accumulated depreciation			(33,594)	(33,594)
Balance at December 31, 2023		156,811	49,143	205,954
Depreciation	26		(3,961)	(3,961)
Transfer between groups - fixed assets and investment property		726		726
Write-offs	27	(679)		(679)
Balance at December 31, 2024		156,858	45,182	202,040
Cost		156,858	83,285	240,143
Accumulated depreciation			(38,103)	(38,103)
Balance at December 31, 2024		156,858	45,182	202,040

Schedule of average estimated useful lives

		Consolidated
	12/31/2024	12/31/2023
Buildings	28	28